Consolidated statements of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of income
Net revenue	R$ 1,684,896	R$ 822,203	R$ 364,284
Cost of services rendered	(1,337,749)	(618,691)	(256,147)
Gross Profit	347,147	203,512	108,137
Operating (expenses)/revenues
Selling, general and administrative	26,553	26,837	18,956
Equity in earnings of investiments	3,628
Other income, net expenses	12,536	1,355	705
Operating expenses	(10,389)	(25,482)	(18,251)
Operating profit	336,758	178,030	89,886
Net finance costs
Financial expenses	(113,541)	(12,804)	(14,483)
Financial income	9,567	10,776	7,405
Net finance costs	103,974	2,028	7,078
Net income before income and social contribution taxes	232,784	176,002	82,808
Current income tax and social contribution	(35,806)	(23,773)	(11,274)
Deferred income tax and social contribution	(9,104)	(14,087)	(5,480)
Profit for the year	187,874	138,142	66,054
Attributable to:
Controlling interest	161,493	131,116	61,699
Non-controlling interest	R$ 26,381	R$ 7,026	R$ 4,355
Number of shares at year end	261,920,439	48,615,599	36,898,917
Number of shares at year end		48,615,599
Earnings per share (basic) at the end of the year-in R$	R$ 0.72	R$ 2.84	R$ 1.79
Earnings per share (diluted) at the end of the year-in R$	R$ 0.72	R$ 2.84	R$ 1.79